Warrants - Summary of Warrant Activity (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding, beginning of period	6,458,657	6,458,657	5,668,657
Warrants Issued	0	0	790,000
Warrants Exercised	0	0	0
Warrants Expired	0	0	0
Outstanding, end of period	6,458,657	6,458,657	6,458,657
Outstanding, beginning of period, exercise price
Warrants Issued, exercise price			0.50
Warrants Exercised, exercise price
Warrants Expired, exercise price
Outstanding, end of period, exercise price